Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2019
Share-Based Compensation
Schedule of assumptions used to estimate the fair value of options at the date of granted

	Year ended December 31
	2017	2019
Average risk-free rate of interest	2.27% - 2.45%	1.67%
Expected volatility	40.47% - 41.32%	42.50% - 43.22%
Dividend yield	0%	0%
Contractual term	10 years	10 years
Fair value of the underlying shares on the date of option grants	0.10 - 0.16	0.09 - 0.10

Summary of aggregate option activity and information regarding options outstanding

			Weighted
		Weighted	average
		average	remaining	Aggregate	Weighted
	Number of	exercise	contractual	intrinsic	average grant
	options	price	term	value	date fair value
		US$		US$	US$
Outstanding on January 1, 2019	169,972,936	0.05	5.65	19,699,547	0.02
Granted	8,532,200	—			0.09
Forfeited	(6,518,454)	0.12			0.04
Expired	—	—			—
Exercised	(11,185,700)	0.03			0.02
Outstanding on December 31, 2019	160,800,982	0.05	4.91	8,667,606	0.03
Options exercisable on December 31, 2019	135,355,341	0.05	4.40	7,752,049	0.02
Vested or expected to vest as of December 31, 2019	160,800,982	0.05	4.91	8,667,606	0.03

Summary of the RSU activity

		Weighted average grant date
	Number of restricted shares	fair value
		US$
Unvested restricted shares outstanding at January 1, 2019	32,368,333	0.26
Granted	57,892,563	0.16
Vested	(9,757,842)	0.25
Forfeited	(29,777,142)	0.18
Unvested restricted shares outstanding at December 31, 2019	50,725,912	0.20
Expected to vest at December 31, 2019	50,725,912	0.20